Summary of Significant Accounting Policies (Details) - Schedule of Changes in Equity Investments	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Changes in Equity Investments [Abstract]
Balance at beginning
Purchase of equity investments	22,711,211
Unrealized gains
Balance at ending	$ 22,711,221